Income Taxes - Schedule of Statutory Rate to the Company’s Effective Tax Rates (Details)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Schedule of Statutory Rate to the Company [Abstract]
Japanese statutory income tax rate	34.60%	34.60%	34.60%
Deferred IPO costs		11.80%	18.70%
Non-taxable income		1.00%	3.10%
Valuation allowance	(33.40%)	(45.90%)	(49.50%)
Share based compensation		(0.20%)
Non-deductible compensation			(0.80%)
Others	(1.20%)	(1.20%)	(3.70%)
Effective tax rate	0.00%	0.10%	2.40%